Accrued expenses and other liabilities (Tables) - MiX Telematics Limited [Member]	12 Months Ended
Mar. 31, 2024
Schedule of accrued expenses

Accrued expenses comprise the following (in thousands):

	As of March 31,
	2023	2024
Current:
Product warranties	$317	$332
Maintenance	430	145
Employee-related accruals	3,392	3,269
Bonus and incentives	3,344	3,952
Lease liabilities	688	859
Accrued commissions	3,675	4,338
Loss contingency (1)	474	—
Value added tax payables	1,239	886
Post-acquisition support and hardware payable (1)	2,265	1,617
Other accruals	5,662	4,712
Total current	$21,486	$20,110

Non-current:
Lease liabilities	$2,966	$2,852
Other liabilities	402	484
Total non-current	$3,368	$3,336

(1)	Relates to the acquisition of Trimble’s FSM business, including the remaining purchase consideration that has been agreed.

Schedule of product warranties

The Company provides warranties on certain products and undertakes to repair or replace items that fail to perform satisfactorily. Management estimates the related provision for future warranty claims based on historical warranty claim information, the product lifetime, as well as recent trends that might suggest that past cost information may differ from future claims. The table below provides details of the movement in the accrual in thousands:

	As of March 31,
	2023	2024
Product warranties
Opening balance	$683	$359
Warranty expense	147	5
Reclassification (1)	(261)	—
Utilized	(154)	(1)
Acquisition (2)	41	—
Foreign currency translation difference	(97)	(7)
Balance as of March 31	$359	$356
Non-current portion (included in other liabilities)	$42	$24
Current portion	$317	$332

(1)	Relates to a reclassification of certain costs from Product warranties to the Maintenance provision during fiscal year 2023.
(2)	Relates to the acquisition of Trimble’s FSM business.